CONCENTRATIONS OF CREDIT RISK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF CONCENTRATIONS INVESTED CASH

March 31,
2026
Excess balance account	$8,689
Fed funds investor 1	902
Fed funds investor 2	2,050
Fed funds investor 3	984
Fed funds investor 4	820
Fed funds investor 5	2,050
Fed funds investor 6	159
$15,654

December 31,
2025

Oklahoma	23%
Colorado	12%
Florida	9%
Iowa	8%
Minnesota	8%
All other	41%

Total	100%